Loans Receivable, Net (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans by classes of loan portfilio	$ 2,815,358	$ 1,703,879
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans by classes of loan portfilio	1,866,436	1,363,998
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans by classes of loan portfilio	$ 948,922	$ 339,881